Quarterly Holdings Report
for
Fidelity® Enduring Opportunities Fund
July 31, 2024
IDF-NPRT3-0924
1.9896224.104
Common Stocks - 100.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.3%
Liberty Latin America Ltd. Class C (a)	4,540	48,124
Entertainment - 1.8%
Live Nation Entertainment, Inc. (a)	464	44,632
Netflix, Inc. (a)	162	101,793
Sea Ltd. ADR Class A (a)	656	43,099
The Walt Disney Co.	657	61,554
		251,078
Interactive Media & Services - 6.6%
Alphabet, Inc.:
Class A	1,335	229,006
Class C	1,177	203,798
Baltic Classifieds Group PLC	7,416	25,836
Hemnet Group AB	809	29,900
Kakao Corp.	572	16,369
LY Corp.	7,791	19,492
Meta Platforms, Inc. Class A	543	257,833
NAVER Corp.	245	31,122
Rightmove PLC	3,529	26,141
Tencent Holdings Ltd.	2,058	94,969
		934,466
TOTAL COMMUNICATION SERVICES		1,233,668
CONSUMER DISCRETIONARY - 15.8%
Automobile Components - 0.5%
Aptiv PLC (a)	534	37,054
DENSO Corp.	2,140	35,094
		72,148
Automobiles - 0.5%
BYD Co. Ltd. (H Shares)	1,258	37,243
Ferrari NV (Italy)	90	37,052
		74,295
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	2,036	380,691
B&M European Value Retail SA	4,226	25,431
Dollarama, Inc.	412	38,623
MercadoLibre, Inc. (a)	27	45,060
Prosus NV	642	22,380
		512,185
Diversified Consumer Services - 0.8%
Duolingo, Inc. (a)	193	33,184
OneSpaWorld Holdings Ltd.	2,589	41,657
Service Corp. International	549	43,871
		118,712
Hotels, Restaurants & Leisure - 3.8%
Airbnb, Inc. Class A (a)	360	50,242
Cava Group, Inc. (a)	508	42,784
Chipotle Mexican Grill, Inc. (a)	1,026	55,732
Churchill Downs, Inc.	371	53,261
Compass Group PLC	1,263	38,894
Domino's Pizza, Inc.	97	41,584
Dominos Pizza Enterprises Ltd.	1,022	21,901
Flutter Entertainment PLC (a)	146	28,857
Hilton Worldwide Holdings, Inc.	287	61,610
Oriental Land Co. Ltd.	1,008	28,859
Restaurant Brands Asia Ltd. (a)	19,425	25,056
Yum! Brands, Inc.	300	39,849
Zomato Ltd. (a)	18,382	50,375
		539,004
Household Durables - 0.9%
Berkeley Group Holdings PLC	397	25,917
NVR, Inc. (a)	7	60,252
TopBuild Corp. (a)	98	46,897
		133,066
Leisure Products - 0.3%
Roland Corp.	647	16,887
SHIMANO, Inc.	129	23,018
		39,905
Specialty Retail - 4.0%
Carvana Co. Class A (a)	434	57,822
Dick's Sporting Goods, Inc.	195	42,188
Fast Retailing Co. Ltd.	142	39,142
Five Below, Inc. (a)	225	16,367
Floor & Decor Holdings, Inc. Class A (a)	404	39,592
Lowe's Companies, Inc.	298	73,162
National Vision Holdings, Inc. (a)	2,205	31,884
Nitori Holdings Co. Ltd.	184	22,502
The Home Depot, Inc.	287	105,662
Ulta Beauty, Inc. (a)	102	37,219
Wayfair LLC Class A (a)	635	34,563
WH Smith PLC	1,154	19,583
Workman Co. Ltd.	659	18,564
ZOZO, Inc.	833	24,386
		562,636
Textiles, Apparel & Luxury Goods - 1.4%
Hermes International SCA	16	35,030
lululemon athletica, Inc. (a)	170	43,972
LVMH Moet Hennessy Louis Vuitton SE	76	53,608
Moncler SpA	333	19,850
Prada SpA	2,910	21,007
Shenzhou International Group Holdings Ltd.	3,057	25,961
		199,428
TOTAL CONSUMER DISCRETIONARY		2,251,379
CONSUMER STAPLES - 5.1%
Beverages - 0.9%
Ambev SA	10,151	20,782
Davide Campari Milano NV	2,695	24,325
Kweichow Moutai Co. Ltd. (A Shares)	115	22,639
Monster Beverage Corp. (a)	779	40,080
Pernod Ricard SA	175	23,485
		131,311
Consumer Staples Distribution & Retail - 2.8%
Alimentation Couche-Tard, Inc. (multi-vtg.)	541	33,350
Casey's General Stores, Inc.	139	53,910
Clicks Group Ltd.	1,582	30,750
Cosmos Pharmaceutical Corp.	273	24,447
Costco Wholesale Corp.	154	126,588
Wal-Mart de Mexico SA de CV Series V	8,849	29,429
Walmart, Inc.	1,429	98,087
		396,561
Food Products - 0.7%
Freshpet, Inc. (a)	417	50,749
McCormick & Co., Inc. (non-vtg.)	620	47,746
		98,495
Household Products - 0.2%
Unicharm Corp.	664	22,244
Personal Care Products - 0.5%
Hindustan Unilever Ltd.	930	30,053
L'Oreal SA	97	41,947
		72,000
TOTAL CONSUMER STAPLES		720,611
ENERGY - 2.0%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	992	47,904
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy, Inc.	259	47,304
Hess Corp.	312	47,867
Parkland Corp.	761	21,348
PrairieSky Royalty Ltd.	2,270	45,625
Reliance Industries Ltd.	1,182	42,505
Saudi Arabian Oil Co. (b)	4,111	30,242
		234,891
TOTAL ENERGY		282,795
FINANCIALS - 11.8%
Banks - 3.1%
Bank of America Corp.	2,382	96,018
Credicorp Ltd. (United States)	229	39,077
FinecoBank SpA	1,536	26,099
JPMorgan Chase & Co.	775	164,920
KBC Group NV	396	30,703
PNC Financial Services Group, Inc.	267	48,354
PT Bank Central Asia Tbk	55,476	35,056
		440,227
Capital Markets - 2.8%
Avanza Bank Holding AB	742	16,608
Banca Generali SpA	585	25,451
Bolsa Mexicana de Valores S.A.B. de CV	13,232	20,596
Brookfield Corp. (Canada) Class A	857	41,793
HUB24 Ltd.	1,195	38,730
Moody's Corp.	116	52,952
Morningstar, Inc.	149	47,330
Nordnet AB	1,221	24,923
Partners Group Holding AG	19	25,640
S&P Global, Inc.	143	69,316
VZ Holding AG	239	32,293
		395,632
Financial Services - 3.1%
Adyen BV (a)(b)	21	25,688
Banca Mediolanum S.p.A.	2,233	26,366
BFF Bank SpA (b)	2,091	23,648
Edenred SA	403	16,796
Fiserv, Inc. (a)	391	63,956
Flywire Corp. (a)	1,341	24,554
MasterCard, Inc. Class A	249	115,464
Visa, Inc. Class A	461	122,474
Zenkoku Hosho Co. Ltd.	657	27,319
		446,265
Insurance - 2.8%
American Financial Group, Inc.	313	40,990
Arch Capital Group Ltd. (a)	515	49,327
Arthur J. Gallagher & Co.	179	50,745
Assurant, Inc.	239	41,794
Chubb Ltd.	257	70,845
Hannover Reuck SE	148	36,792
Qualitas Controladora S.A.B. de CV	3,072	28,318
Steadfast Group Ltd.	5,820	24,701
The Travelers Companies, Inc.	238	51,513
		395,025
TOTAL FINANCIALS		1,677,149
HEALTH CARE - 9.1%
Biotechnology - 0.2%
Zai Lab Ltd. (a)	14,460	27,375
Health Care Equipment & Supplies - 3.6%
Alcon, Inc. (Switzerland)	393	37,332
Align Technology, Inc. (a)	133	30,840
Boston Scientific Corp. (a)	937	69,226
Coloplast A/S Series B	165	21,450
Hoya Corp.	287	35,961
IDEXX Laboratories, Inc. (a)	83	39,518
Inspire Medical Systems, Inc. (a)	165	23,273
Intuitive Surgical, Inc. (a)	155	68,915
Masimo Corp. (a)	393	42,043
ResMed, Inc.	245	52,246
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	764	27,208
Straumann Holding AG	201	25,919
The Cooper Companies, Inc.	452	42,185
		516,116
Health Care Providers & Services - 1.4%
Apollo Hospitals Enterprise Ltd.	425	33,579
Surgery Partners, Inc. (a)	909	27,597
UnitedHealth Group, Inc.	242	139,431
		200,607
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	159	30,517
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	566	11,699
Danaher Corp.	276	76,474
Lonza Group AG	45	30,115
Thermo Fisher Scientific, Inc.	144	88,321
West Pharmaceutical Services, Inc.	131	40,108
		246,717
Pharmaceuticals - 1.9%
Eli Lilly & Co.	202	162,463
Novo Nordisk A/S Series B	795	105,332
		267,795
TOTAL HEALTH CARE		1,289,127
INDUSTRIALS - 15.4%
Aerospace & Defense - 1.9%
General Electric Co.	534	90,887
HEICO Corp.	220	53,095
INVISIO AB	1,159	27,056
Northrop Grumman Corp.	108	52,307
Safran SA	209	45,916
		269,261
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	444	39,538
Delhivery Private Ltd. (a)	4,535	21,882
DHL Group	752	33,543
ZTO Express, Inc. sponsored ADR	1,725	32,689
		127,652
Building Products - 1.4%
ASSA ABLOY AB (B Shares)	1,243	37,855
Kingspan Group PLC (Ireland)	315	29,455
Simpson Manufacturing Co. Ltd.	195	37,458
The AZEK Co., Inc. Class A, (a)	1,035	46,461
Trex Co., Inc. (a)	506	42,317
		193,546
Commercial Services & Supplies - 1.5%
Casella Waste Systems, Inc. Class A (a)	441	45,670
Cintas Corp.	84	64,171
Copart, Inc.	1,133	59,290
GFL Environmental, Inc.	625	24,250
Waste Connections, Inc. (Canada)	135	24,010
		217,391
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	646	29,435
Electrical Equipment - 1.4%
AMETEK, Inc.	274	47,534
Eaton Corp. PLC	228	69,492
Generac Holdings, Inc. (a)	305	47,482
Nidec Corp.	724	31,849
		196,357
Ground Transportation - 0.6%
Localiza Rent a Car SA	2,415	18,714
Old Dominion Freight Lines, Inc.	206	43,297
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	13,622	20,784
		82,795
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	269	55,078
Machinery - 1.6%
Atlas Copco AB (A Shares)	2,227	39,635
Indutrade AB	1,261	37,020
Minebea Mitsumi, Inc.	1,199	28,841
Rational AG	33	28,911
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,307	21,368
SMC Corp.	48	23,355
Spirax-Sarco Engineering PLC	231	26,905
VAT Group AG (b)	53	26,586
		232,621
Marine Transportation - 0.2%
SITC International Holdings Co. Ltd.	13,363	29,761
Passenger Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR	221	22,387
Professional Services - 2.8%
BayCurrent Consulting, Inc.	987	29,945
Dayforce, Inc. (a)	605	35,864
Equifax, Inc.	190	53,080
Experian PLC	892	42,107
Funai Soken Holdings, Inc.	1,334	19,573
Recruit Holdings Co. Ltd.	876	50,233
RELX PLC (London Stock Exchange)	951	44,885
Thomson Reuters Corp.	235	38,084
Verisk Analytics, Inc.	189	49,471
Wolters Kluwer NV	218	36,593
		399,835
Trading Companies & Distributors - 1.9%
AddTech AB (B Shares)	979	31,539
Ashtead Group PLC	500	36,008
Azelis Group NV	826	15,644
Fastenal Co.	676	47,827
Ferguson PLC	269	59,893
IMCD NV	158	22,742
Watsco, Inc.	108	52,865
		266,518
Transportation Infrastructure - 0.4%
Athens International Airport SA	3,235	27,876
International Container Terminal Services, Inc.	5,594	34,138
		62,014
TOTAL INDUSTRIALS		2,184,651
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	188	65,151
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp. Class A	1,013	65,095
Azbil Corp.	666	19,508
CDW Corp.	216	47,112
Keyence Corp.	88	38,479
Lagercrantz Group AB (B Shares)	2,284	38,517
Murata Manufacturing Co. Ltd.	1,494	33,238
		241,949
IT Services - 1.6%
Cloudflare, Inc. (a)	592	45,880
Kainos Group PLC	1,700	23,996
Nagarro SE (a)	231	20,100
SHIFT, Inc. (a)	109	8,342
Shopify, Inc. Class A (a)	364	22,277
Softcat PLC	1,104	23,077
Tata Consultancy Services Ltd.	812	42,530
VeriSign, Inc. (a)	198	37,028
		223,230
Semiconductors & Semiconductor Equipment - 8.6%
Advantest Corp.	692	30,629
ASM International NV (Netherlands)	56	38,400
ASML Holding NV (Netherlands)	105	96,648
BE Semiconductor Industries NV	189	24,372
Disco Corp.	98	32,771
eMemory Technology, Inc.	516	36,814
Monolithic Power Systems, Inc.	84	72,500
NVIDIA Corp.	5,374	628,862
Taiwan Semiconductor Manufacturing Co. Ltd.	6,291	184,319
Teradyne, Inc.	347	45,513
Tokyo Electron Ltd.	186	38,920
		1,229,748
Software - 10.6%
Adobe, Inc. (a)	141	77,783
ANSYS, Inc. (a)	124	38,890
Aspen Technology, Inc. (a)	204	38,342
Atlassian Corp. PLC Class A, (a)	149	26,309
ATOSS Software AG	180	26,571
Cadence Design Systems, Inc. (a)	186	49,785
Confluent, Inc. (a)	1,109	27,747
Constellation Software, Inc.	17	53,639
Constellation Software, Inc. warrants 3/31/40 (a)(c)	17	0
Dassault Systemes SA	787	29,834
Fortnox AB	3,520	21,707
HubSpot, Inc. (a)	95	47,218
Lumine Group, Inc. (a)	1,233	32,998
Microsoft Corp.	1,498	626,688
Money Forward, Inc. (a)	614	20,280
Procore Technologies, Inc. (a)	586	41,624
Salesforce, Inc.	360	93,168
SAP SE	317	67,020
ServiceNow, Inc. (a)	84	68,409
Synopsys, Inc. (a)	96	53,599
Topicus.Com, Inc.	259	22,806
Workday, Inc. Class A (a)	179	40,654
		1,505,071
Technology Hardware, Storage & Peripherals - 0.4%
Seagate Technology Holdings PLC	570	58,237
TOTAL INFORMATION TECHNOLOGY		3,323,386
MATERIALS - 3.7%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	217	57,255
Ecolab, Inc.	215	49,598
Givaudan SA	8	39,255
Linde PLC	151	68,479
Shin-Etsu Chemical Co. Ltd.	1,083	48,118
Sika AG	124	37,691
Solar Industries India Ltd.	374	48,168
		348,564
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	98	58,148
Vulcan Materials Co.	207	56,824
		114,972
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,071	48,634
Ternium SA sponsored ADR	583	20,218
		68,852
TOTAL MATERIALS		532,388
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	246	54,218
Big Yellow Group PLC	1,993	31,001
Embassy Office Parks (REIT)	6,240	27,030
Equinix, Inc.	63	49,785
Equity Lifestyle Properties, Inc.	537	36,881
Extra Space Storage, Inc.	301	48,046
National Storage REIT unit	15,992	25,831
Prologis, Inc.	454	57,227
Safestore Holdings PLC	2,266	23,494
Segro PLC	1,591	18,731
Sun Communities, Inc.	258	32,696
Warehouses de Pauw	849	23,044
		427,984
Real Estate Management & Development - 1.5%
Ayala Land, Inc.	36,338	18,376
CBRE Group, Inc. (a)	470	52,974
Colliers International Group, Inc.	176	23,719
CoStar Group, Inc. (a)	490	38,230
Grainger Trust PLC	6,793	21,046
Katitas Co. Ltd.	1,802	22,602
Oberoi Realty Ltd.	1,813	40,327
		217,274
TOTAL REAL ESTATE		645,258
UTILITIES - 0.7%
Electric Utilities - 0.4%
Constellation Energy Corp.	295	55,991
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	616	49,138
TOTAL UTILITIES		105,129
TOTAL COMMON STOCKS (Cost $10,038,768)		14,245,541

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $12,346)	12,344	12,346

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $10,051,114)	14,257,887
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(45,548)
NET ASSETS - 100.0%	14,212,339

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $106,164 or 0.7% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	160,448	2,059,828	2,207,930	8,454	-	-	12,346	0.0%
Total	160,448	2,059,828	2,207,930	8,454	-	-	12,346

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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